Notes Payable	11 Months Ended
Jun. 06, 2011
Notes Payable

Note 4	Notes Payable

	June 30, 2011	December31, 2010
Unsecured, bearing interest at the 1-year Treasury yield rate	$42,213	$43,322
Unsecured interest bearing at 10% per annum	76,739	50,270
Unsecured interest bearing at 10% per annum, related party,	35,935	35,935
Unsecured, non-interest bearing	20,000	20,000
Unsecured, non-interest bearing	41,000	41,000

	$215,887	$190,527

These notes are past due and, consequently, are classified as current liabilities.